Variable Interest Entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended				1 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Variable interest entity USD ($)	Mar. 31, 2014 Variable interest entity JPY (¥)	Mar. 31, 2014 Variable interest entity Maximum USD ($)	Mar. 31, 2014 Variable interest entity, not primary beneficiary USD ($) Contract	Mar. 31, 2009 Variable interest entity, not primary beneficiary USD ($)	Mar. 31, 2014 Variable interest entity, not primary beneficiary JPY (¥)	Mar. 31, 2014 Variable interest entity, not primary beneficiary Maximum USD ($)	Mar. 31, 2014 Third-party investor USD ($)	Mar. 31, 2014 Subsidiaries USD ($)	Apr. 11, 2012 Subsidiaries USD ($)	Mar. 31, 2014 Variable Interest Entity Two JPY (¥)	Jan. 31, 2010 Mexican subsidiaries
Variable Interest Entity [Line Items]
Total assets		¥ 15,333,720	¥ 14,211,033		¥ 120,600									¥ 30,559
Total liabilities		12,546,464	11,536,032		54,963									3,883
Guaranteed annual dividend for third party investor						23.1
Guaranty obligation										290
Ownership interest used as collateral, Percent											50.00%
Joint venture agreement for acquiring international distribution rights							12
Amount of financing capitalized for joint venture agreement							406
Amount of financing contributed by unrelated third party investors or subsidiaries											95	11
Amount of financing funded through bank credit facility							300
Repayment of debt contributed by unrelated third party investors								95
Gain or loss on deconsolidation of VIE							0
Cost of acquired participation interest of Variable Interest Entity													22
Ownership interest sold in subsidiary															90.00%
Prepaid expenses and other current assets		490,118	443,272						17,817
Accounts payable, trade									19,453
Net investment related to VIE				324
Net receivable related to VIE				12
Aggregate amounts of losses recorded on balance sheet	$ 336
Acquisition date	Jun. 29, 2012	Jun. 29, 2012